Intangible Assets, Net (Details) - Schedule of Estimated Amortization Expenses for the Intangible Assets - Jun. 30, 2023 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Estimated Amortization Expenses for the Intangible Assets [Abstract]
2023 (July – December)	¥ 35	$ 5
2024	70	10
2025	70	10
2026	61	8
Amortization expenses for intangible assets	¥ 236	$ 33